Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,316	$ 2,229
Share-based payments	296	292
Key management personnel compensation	$ 2,612	$ 2,521